Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.91%
Biotechnology–18.71%
ACADIA Pharmaceuticals, Inc.(b)	196,546	$8,170,417
Altimmune, Inc.(b)	309,582	8,228,690
ALX Oncology Holdings, Inc.(b)	108,067	3,533,791
Amarin Corp. PLC, ADR (Ireland)(b)	360,495	2,336,008
Arcus Biosciences, Inc.(b)	196,231	3,861,826
Ascendis Pharma A/S, ADR (Denmark)(b)	63,409	8,725,712
Biogen, Inc.(b)	125,406	34,447,774
BioMarin Pharmaceutical, Inc.(b)	242,120	29,008,397
BioNTech SE, Rts. expiring 08/14/2020 (Germany)(b)(c)	70,025	0
Exact Sciences Corp.(b)	208,356	19,741,731
Global Blood Therapeutics, Inc.(b)	126,658	8,546,882
Immunomedics, Inc.(b)	368,978	15,581,941
Incyte Corp.(b)	135,897	13,421,188
Iovance Biotherapeutics, Inc.(b)	249,637	7,256,948
iTeos Therapeutics, Inc.(b)(d)	108,042	2,126,267
Kadmon Holdings, Inc.(b)	1,252,546	4,584,318
Keros Therapeutics, Inc.(b)	136,118	4,369,388
Mersana Therapeutics, Inc.(b)	285,299	5,671,744
Neurocrine Biosciences, Inc.(b)	94,182	11,335,746
Novavax, Inc.(b)(d)	111,339	15,932,611
Relay Therapeutics, Inc.(b)	180,096	6,386,204
Rocket Pharmaceuticals, Inc.(b)	278,357	6,549,740
Sarepta Therapeutics, Inc.(b)	75,710	11,622,999
Vertex Pharmaceuticals, Inc.(b)	141,676	38,535,872
Zentalis Pharmaceuticals, Inc.(b)(d)	197,621	6,817,924
		276,794,118
Drug Retail–0.53%
Raia Drogasil S.A. (Brazil)	326,578	7,769,183
Health Care Equipment–18.42%
Abbott Laboratories	412,982	41,562,508
Baxter International, Inc.	211,003	18,226,439
Becton, Dickinson and Co.	53,612	15,083,200
Boston Scientific Corp.(b)	975,087	37,609,106
Edwards Lifesciences Corp.(b)	351,500	27,561,115
Globus Medical, Inc., Class A(b)	61,565	2,966,202
Intuitive Surgical, Inc.(b)	13,318	9,128,690
Koninklijke Philips N.V. (Netherlands)(b)	545,657	28,346,214
Medtronic PLC	541,327	52,227,229
Stryker Corp.	38,448	7,431,998
Zimmer Biomet Holdings, Inc.	239,842	32,345,092
		272,487,793
Health Care Facilities–1.37%
HCA Healthcare, Inc.(b)	160,378	20,310,270
Health Care Services–2.41%
Cigna Corp.	110,596	19,098,823
CVS Health Corp.	263,400	16,578,396
		35,677,219
Health Care Supplies–2.87%
Alcon, Inc. (Switzerland)(b)	135,673	8,137,667
Shares		Value
Health Care Supplies–(continued)
Align Technology, Inc.(b)	34,031	$9,998,988
Ansell Ltd. (Australia)	188,121	5,177,792
Silk Road Medical, Inc.(b)	413,124	19,193,741
		42,508,188
Health Care Technology–2.03%
HMS Holdings Corp.(b)	212,547	6,907,778
Inspire Medical Systems, Inc.(b)	169,455	16,837,049
Ping An Healthcare and Technology Co. Ltd. (China)(b)(e)	366,000	6,261,958
		30,006,785
Household Products–0.30%
Reckitt Benckiser Group PLC (United Kingdom)	43,158	4,365,124
Life Sciences Tools & Services–8.54%
10X Genomics, Inc., Class A(b)	63,231	6,220,033
Bio-Rad Laboratories, Inc., Class A(b)	21,830	11,458,349
Eurofins Scientific SE (Luxembourg)(b)	12,238	7,985,075
Illumina, Inc.(b)	24,601	9,401,518
IQVIA Holdings, Inc.(b)	23,885	3,783,145
Lonza Group AG (Switzerland)	8,245	5,146,640
Thermo Fisher Scientific, Inc.	198,671	82,239,860
		126,234,620
Managed Health Care–11.29%
Anthem, Inc.	86,352	23,643,177
Centene Corp.(b)	287,070	18,731,317
Hapvida Participacoes e Investimentos S.A. (Brazil)(e)	1,000,200	12,489,678
HealthEquity, Inc.(b)	76,107	3,924,077
Humana, Inc.	65,715	25,789,852
Notre Dame Intermedica Participacoes S.A. (Brazil)	1,000,061	12,798,511
UnitedHealth Group, Inc.	229,782	69,573,394
		166,950,006
Pharmaceuticals–31.44%
AstraZeneca PLC, ADR (United Kingdom)	1,106,918	61,743,886
Avadel Pharmaceuticals PLC, ADR(b)	524,133	4,103,961
Axsome Therapeutics, Inc.(b)	302,399	21,570,121
Bristol-Myers Squibb Co.	521,955	30,617,880
Elanco Animal Health, Inc.(b)	386,406	9,130,774
Eli Lilly and Co.	262,736	39,486,593
Johnson & Johnson	409,647	59,710,147
Liquidia Technologies, Inc.(b)	740,868	4,097,000
Lyra Therapeutics, Inc.(b)	142,757	1,912,944
Merck & Co., Inc.	340,570	27,327,337
Milestone Pharmaceuticals, Inc. (Canada)(b)(d)	229,128	1,993,414
Novartis AG, ADR (Switzerland)	670,998	55,115,776
Novo Nordisk A/S, Class B (Denmark)	470,711	31,055,942
Odonate Therapeutics, Inc.(b)	183,668	6,680,005
Pfizer, Inc.	600,426	23,104,392
Relmada Therapeutics, Inc.(b)(d)	191,415	6,961,764
Roche Holding AG (Switzerland)	84,024	29,073,013

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Sanofi, ADR (France)	767,213	$40,240,322
Zoetis, Inc.	54,366	8,246,235
Zogenix, Inc.(b)	118,431	2,817,473
		464,988,979
Total Common Stocks & Other Equity Interests (Cost $842,029,873)		1,448,092,285
Preferred Stocks–0.00%
Health Care Equipment–0.00%
Intacta Technologies, Inc., Series C, Pfd. (Cost $2,000,001)	2,439,026	3
Money Market Funds–1.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(f)(g)	9,736,509	9,736,509
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(f)(g)	8,469,863	8,474,945
Invesco Treasury Portfolio, Institutional Class, 0.07%(f)(g)	11,127,439	11,127,439
Total Money Market Funds (Cost $29,334,078)		29,338,893
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $873,363,952)		1,477,431,181
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.11%
Invesco Private Government Fund, 0.06%(f)(g)(h)	12,273,660	$12,273,660
Invesco Private Prime Fund, 0.15%(f)(g)(h)	4,090,402	4,091,220
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,364,880)		16,364,880
TOTAL INVESTMENTS IN SECURITIES–101.00% (Cost $889,728,832)		1,493,796,061
OTHER ASSETS LESS LIABILITIES—(1.00)%		(14,743,584)
NET ASSETS–100.00%		$1,479,052,477
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2020.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $18,751,636, which represented 1.27% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,583,523	$72,135,007	$(68,982,021)	$-	$-	$9,736,509	$64,454
Invesco Liquid Assets Portfolio, Institutional Class	4,704,943	52,914,045	(49,154,907)	3,456	7,408	8,474,945	79,168
Invesco Treasury Portfolio, Institutional Class	7,524,027	82,440,008	(78,836,596)	-	-	11,127,439	66,436
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	58,759,418	(46,485,758)	-	-	12,273,660	1,035
Invesco Private Prime Fund	-	19,536,760	(15,446,031)	-	491	4,091,220	695
Total	$18,812,493	$285,785,238	$(258,905,313)	$3,456	$7,899	$45,703,773	$211,788

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,330,680,527	$117,411,758	$0	$1,448,092,285
Preferred Stocks	3	—	—	3
Money Market Funds	29,338,893	16,364,880	—	45,703,773
Total Investments	$1,360,019,423	$133,776,638	$0	$1,493,796,061
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Health Care Fund